Pension and Other Post-Retirement Benefits - Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 46	$ 38
International balanced fund	173	89
Other	(20)	(12)
Total pension plan assets	1,380	1,246
US [member]
Disclosure of fair value of plan assets [line items]
Equity securities	252	207
International [member]
Disclosure of fair value of plan assets [line items]
Equity securities	56	57
US mutual/commingled funds [member]
Disclosure of fair value of plan assets [line items]
Equity securities	315	316
Debt securities	168	143
International mutual/commingled funds [member]
Disclosure of fair value of plan assets [line items]
Equity securities	124	153
Debt securities	9
US corporate debt instruments [member]
Disclosure of fair value of plan assets [line items]
Debt securities	61	55
International corporate debt instruments [member]
Disclosure of fair value of plan assets [line items]
Debt securities	21	19
US government and agency securities [member]
Disclosure of fair value of plan assets [line items]
Debt securities	38	103
International government and agency securities [member]
Disclosure of fair value of plan assets [line items]
Debt securities	49	50
Mortgage-backed securities [member]
Disclosure of fair value of plan assets [line items]
Debt securities	88	28
Quoted prices in active markets for identical assets (Level 1) [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	13	9
Other	(20)	(14)
Total pension plan assets	899	767
Quoted prices in active markets for identical assets (Level 1) [member] | US [member]
Disclosure of fair value of plan assets [line items]
Equity securities	250	207
Quoted prices in active markets for identical assets (Level 1) [member] | International [member]
Disclosure of fair value of plan assets [line items]
Equity securities	27	26
Quoted prices in active markets for identical assets (Level 1) [member] | US mutual/commingled funds [member]
Disclosure of fair value of plan assets [line items]
Equity securities	315	316
Debt securities	152	123
Quoted prices in active markets for identical assets (Level 1) [member] | International mutual/commingled funds [member]
Disclosure of fair value of plan assets [line items]
Equity securities	124	100
Quoted prices in active markets for identical assets (Level 1) [member] | US government and agency securities [member]
Disclosure of fair value of plan assets [line items]
Debt securities	38
Other (Levels 2 & 3) [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	33	29
International balanced fund	173	89
Other		2
Total pension plan assets	481	479
Other (Levels 2 & 3) [member] | US [member]
Disclosure of fair value of plan assets [line items]
Equity securities	2
Other (Levels 2 & 3) [member] | International [member]
Disclosure of fair value of plan assets [line items]
Equity securities	29	31
Other (Levels 2 & 3) [member] | US mutual/commingled funds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	16	20
Other (Levels 2 & 3) [member] | International mutual/commingled funds [member]
Disclosure of fair value of plan assets [line items]
Equity securities		53
Debt securities	9
Other (Levels 2 & 3) [member] | US corporate debt instruments [member]
Disclosure of fair value of plan assets [line items]
Debt securities	61	55
Other (Levels 2 & 3) [member] | International corporate debt instruments [member]
Disclosure of fair value of plan assets [line items]
Debt securities	21	19
Other (Levels 2 & 3) [member] | US government and agency securities [member]
Disclosure of fair value of plan assets [line items]
Debt securities		103
Other (Levels 2 & 3) [member] | International government and agency securities [member]
Disclosure of fair value of plan assets [line items]
Debt securities	49	50
Other (Levels 2 & 3) [member] | Mortgage-backed securities [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 88	$ 28